DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Schedule of financial statement information for discontinued operations

	December 31,	December 31,
	2018	2017
	(In millions)
Assets:
Cash and cash equivalents	$45.7	$46.9
Accounts receivable, net	519.9	540.3
Other current assets	56.6	74.0
Property and equipment, net	306.9	336.0
Intangible assets, net	322.3	464.7
Goodwill	2,886.2	2,887.3
Other assets	19.8	37.5
Total assets of discontinued operations	$4,157.4	$4,386.7

Liabilities:
Accounts payable	$72.2	$75.4
Accrued expenses	98.8	105.6
Other current liabilities	52.5	67.4
Other liabilities	36.9	41.9
Total liabilities of discontinued operations	$260.4	$290.3

The following table summarizes the operating results of discontinued operations:

	Years Ended December 31,
	2018	2017	2016
	(In millions)
Revenue	$2,175.1	$2,272.1	$2,155.2
Cost of operations (exclusive of depreciation and amortization disclosed separately below)	1,744.4	1,834.8	1,714.4
Depreciation and other amortization	115.4	109.4	99.8
Amortization of purchased intangibles	178.3	200.3	225.4
Interest expense (1)	128.3	109.0	57.6
Income before provision for income taxes	8.7	18.6	58.0
(Benefit) provision for income taxes	(8.9)	(0.9)	20.6
Income from discontinued operations, net of taxes	$17.6	$19.5	$37.4
(1)

On April 30, 2019, the Company amended its credit agreement, which among other items, provided that upon consummation of the sale of Epsilon, a mandatory payment of $500.0 million of the revolving credit facility will be required and all of the Company’s outstanding senior notes will be required to be redeemed.

Interest expense has been allocated to discontinued operations on the basis of the corporate debt required to be repaid as a result of the disposal transaction, $1.9 billion in senior notes and a mandatory payment of $500.0 million of the revolving credit facility.

Depreciation and amortization and capital expenditures from discontinued operations for the periods presented are as follows:

	Years Ended December 31,
	2018	2017	2016
	(In millions)
Depreciation and amortization	$293.7	$309.7	$325.2
Capital expenditures	$106.5	$107.2	$119.8